CPB STAT SUP-1 073113
Statutory Prospectus Supplement dated July 31, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Core Plus Bond Fund
Effective 1 August, 2013, the following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Chuck Burge	Portfolio Manager	2009
Darren Hughes	Portfolio Manager	2012
Michael Hyman	Portfolio Manager	2013
Eric Lindenbaum	Portfolio Manager	2013
Scott Roberts	Portfolio Manager	2012
Robert Waldner	Portfolio Manager	2013”
Effective 1 August, 2013, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 1992.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 2001 to 2013, he was employed by ING Investment Management and most recently served as Senior Vice President and Head of Investment Grade Corporate Credit.

•	Eric Lindenbaum, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2004.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.

•	Robert Waldner, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 1995 to 2013, he was employed by Franklin Templeton and most recently served as Senior Vice President.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
CPB STAT SUP-1 073113

ICST STAT SUP-1 073113
Statutory Prospectus Supplement dated July 31, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Core Plus Bond Fund	Invesco Low Volatility Equity Yield Fund
Invesco Floating Rate Fund	(formerly known as Invesco U.S. Quantitative
Invesco Global Real Estate Income Fund	Core Fund)
Effective 1 August, 2013, the following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO CORE PLUS BOND FUND — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Chuck Burge	Portfolio Manager	2009
Darren Hughes	Portfolio Manager	2012
Michael Hyman	Portfolio Manager	2013
Eric Lindenbaum	Portfolio Manager	2013
Scott Roberts	Portfolio Manager	2012
Robert Waldner	Portfolio Manager	2013”
Effective 1 August, 2013, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT- Portfolio Managers — Invesco Core Plus Bond Fund” in the prospectus:
•	“Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 1992.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 2001 to 2013, he was employed by ING Investment Management and most recently served as Senior Vice President and Head of Investment Grade Corporate Credit.

•	Eric Lindenbaum, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2004.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.

•	Robert Waldner, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 1995 to 2013, he was employed by Franklin Templeton and most recently served as Senior Vice President.”
ICST STAT SUP-1 073113